CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 1,019,772	$ 4,390,907	$ 4,495,755
Cost of revenues	(436,358)	(2,203,336)	(2,048,561)
Gross profit	583,414	2,187,571	2,447,194
Operating expenses
Selling and marketing	(283,036)	(1,118,141)	(1,680,050)
General and administrative	(413,791)	(1,199,708)	(1,117,324)
Impairment loss on intangible assets and goodwill		(505,050)	(107,535)
Total operating expenses	(696,827)	(2,822,899)	(2,904,909)
Government subsidies	22,683	20,812	19,491
Loss from operations	(90,730)	(614,516)	(438,224)
Interest income	61,564	103,179	114,232
Interest expense		(7,871)	(16,946)
Other income / (expense)	(82,416)	16,950	141,844
(Loss)/gain from disposal of a subsidiary	9,550		(966)
Impairment loss on long-term investments	(7,687)	(275,872)	(24,563)
Loss before provision for income tax and income/ (loss) from equity method investments	(109,719)	(778,130)	(224,623)
Income tax benefit / (expense)	(20,011)	(396,992)	69,897
Income / (loss) from equity method investments	(2,248)	10,787	11,676
Net loss	(131,978)	(1,164,335)	(143,050)
Add: Net loss / (income) attributable to noncontrolling interests shareholders	(3,634)	28,220	27,060
Net loss attributable to TAL Education Group's shareholders	$ (135,612)	$ (1,136,115)	$ (115,990)
Net loss per common share
Basic (in dollars per share)	$ (0.64)	$ (5.29)	$ (0.57)
Diluted (in dollars per share)	$ (0.64)	$ (5.29)	$ (0.57)
Weighted average shares used in calculating net loss per common share
Basic (in shares)	212,575,277	214,825,470	203,603,391
Diluted (in shares)	212,575,277	214,825,470	203,603,391